Customers' refundable fees (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Movement In Customers Refundable Fees [Roll Forward]
Balance at the beginning of the year	¥ 30,997	¥ 36,074
Cash received from customers	28,325	43,527
Cash refunded to customers	(27,748)	(35,374)
Revenue recognized	8,856	(13,230)
Balance at the end of the year	¥ 40,430	¥ 30,997